Fair Value Measurements - Detailed Information about Fair Value of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 380,802	$ 110,225
Financial liabilities	861,135	407,280
Traded warrants [member] | Financial liabilities at FVTPL: [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	36,455	26,056
Non-traded warrants [member] | Financial liabilities at FVTPL: [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	14,211	30,090
Accounts payable and accrued liabilities [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	119,641	67,047
Convertible Notes [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	281,498	137,995
Credit facility [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	300,599	120,225
Debenture [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	10,061
Standby Loan [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	13,252
Other liabilities [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	1,795
Gold collars and forward swap contracts | Financial liabilities at FVTPL: [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	91,393	0
Foreign Exchange Contracts [Member] | Financial liabilities at FVTPL: [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	12,507	0
Cash settled equity awards | Financial liabilities at FVTPL: [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	4,831	759
Cash and cash equivalents [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	344,926	67,716
Restricted cash [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	3,210	15,285
Trade Receivables [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	17,212	0
Receivable from Serabi [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	6,429	12,033
Long term receivables [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	5,768	11,986
Reclamation bonds and other receivables [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	136	577
Marketable securities [member] | Financial assets at FVTPL: [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	3,121	988
Foreign Exchange Contracts [Member] | Financial assets at FVTPL: [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 0	$ 1,640